Condensed Balance Sheet - USD ($)	Mar. 31, 2021		Jan. 18, 2021
Current assets:
Cash	$ 804,139
Prepaid expenses	1,063,070		$ 14,516
Total current assets	1,867,209		14,516
Investments held in Trust Account	275,000,000
Deferred offering costs associated with proposed public offering			35,000
Total Assets	276,867,209		49,516
Current liabilities:
Accounts payable	32,960
Accounts payable - related party	9,677
Accrued expenses	89,767		35,000
Total current liabilities	132,404		35,000
Deferred underwriting commissions	9,625,000
Warrant liabilities	7,745,000
Total liabilities	17,502,404
Commitments and Contingencies (Note 6)
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	4,001,017		24,310
Retained earnings	998,092		(10,484)
Total shareholders' equity	5,000,005		14,516
Total Liabilities and Shareholders' Equity	276,867,209		49,516
Class A Ordinary Shares [Member]
Current liabilities:
Class A ordinary shares, $0.0001 par value; 25,436,480 shares subject to possible redemption at $10.00 per share	254,364,800
Shareholders' Equity:
Ordinary shares	206
Class B Ordinary Shares [Member]
Shareholders' Equity:
Ordinary shares	$ 690	[1]	$ 690	[2],[3]

[1]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 2, 2021, the underwriters partially exercised the over-allotment option to purchase as additional 3,500,000 Units; thus, 25,000 Class B ordinary shares were forfeited.
[2]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[3]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.